Financial Risk Management Objectives and Policies - Schedule of Foreign Currency Risk (Details) - Foreign Currency Risk [Member]	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 HKD ($)
Financial Risk Management Objectives and Policies - Schedule of Foreign Currency Risk (Details) [Line Items]
Cash and cash equivalents	$ 1,078,285	$ 15,680		$ 2,721,574	$ 13,453
Trade receivables	77,660	60,631		36,297	88,459
Trade payables	93,240	36,101	24,692	250,865	42,047	18,308
Total exposure	$ 1,249,185	$ 112,412	$ 24,692	$ 3,008,736	$ 143,959	$ 18,308